Warrant Liability (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Oct. 31, 2021 shares
Warrant Liability [Line Items]
Fair value of warrants	$ 2,410
Warrants		$ 493,000
Warrants [Member]
Warrant Liability [Line Items]
Warrants	$ 8,000	$ 7,000
Volatility [Member]
Warrant Liability [Line Items]
Warrants’ fair value measurement input	5
Private Placement [Member] | Warrants [Member]
Warrant Liability [Line Items]
Number of private placement warrants | shares			3,112,080